Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 18,250,255	$ 33,564,857
Trade and other receivables	14,718	64,360
Research and development incentives receivable	627,559	6,719,761
Other assets	1,203,214	1,461,268
TOTAL CURRENT ASSETS	20,095,746	41,810,246
NON-CURRENT ASSETS
Property, plant and equipment	3,804	5,172
Right-to-use asset - rented property	498,458	669,358
Goodwill	13,084,300	12,868,122
Other intangible assets	9,202,594	9,838,274
Other financial assets	119,000	119,000
TOTAL NON-CURRENT ASSETS	22,908,156	23,499,926
TOTAL ASSETS	43,003,902	65,310,172
CURRENT LIABILITIES
Trade and other payables	3,500,487	2,786,280
Lease liability - rented property	171,841	160,040
Provisions	457,017	409,320
TOTAL CURRENT LIABILITIES	4,129,345	3,355,640
NON-CURRENT LIABILITIES
Lease liability - rented property	361,742	533,583
Provisions	22,398	10,460
Deferred tax liability	1,655,369	1,798,625
Contingent consideration	3,687,189	2,699,010
TOTAL NON-CURRENT LIABILITIES	5,726,698	5,041,678
TOTAL LIABILITIES	9,856,043	8,397,318
NET ASSETS	33,147,859	56,912,854
EQUITY
Issued capital	223,412,662	217,695,759
Reserves	14,505,746	12,523,598
Accumulated losses	(204,770,549)	(173,306,503)
TOTAL EQUITY	$ 33,147,859	$ 56,912,854